Retirement Benefit and Other Post-retirement Obligations - Summary of Effect Percentage of Discount Rate Increase (Decrease) on Defined Benefit Obligation and Total Pension Expense (Detail) - Rate used to discount plan liabilities [member]
£ in Millions
Dec. 31, 2018 GBP (£)
UK Group plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease) /increase in defined benefit obligation, 1% increase in discount rate	£ (386)
(Decrease) /increase in defined benefit obligation, 1% decrease in discount rate	522
US defined benefit pension plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease) /increase in defined benefit obligation, 1% increase in discount rate	(11)
US defined benefit pension plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease) /increase in defined benefit obligation, 1% decrease in discount rate	£ 13